Average Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2020 Fund	Sep. 08, 2023
Fidelity Freedom Index 2020 Fund - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(15.96%)
Past 5 years	3.13%
Past 10 years	5.18%
Fidelity Freedom Index 2020 Fund - Investor Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	(16.76%)
Past 5 years	1.63%
Past 10 years	4.10%
Fidelity Freedom Index 2020 Fund - Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.27%)
Past 5 years	2.16%
Past 10 years	3.87%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
F1903
Average Annual Return:
Past 1 year	(15.86%)
Past 5 years	3.28%
Past 10 years	5.70%